NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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[redacted]

Gary Sundick
Vice President
Listing Qualifications

<u>*Sent via Electronic Delivery and First Class Mail: filer-support@sec.gov*</u>

001-35299

September 19, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 16, 2011, The Nasdaq Stock Market (the "Exchange") received from Alkermes plc (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b), and we hereby join in such request.

Sincerely,

Gary N. Sundick

cc by facsimile: William A. Groll, Sullivan & Cromwell LLP